Stock-based compensation - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Performance Awards and Restricted Share Awards Plans
Share-based payments
Stock compensation expense	€ 9,919	€ 7,805	€ 5,285
Option Plans
Share-based payments
Stock compensation expense	0	0	0
Management Board | Share Performance Awards
Share-based payments
Stock compensation expense	€ 2,791	€ 2,002	€ 1,902